As filed with the Securities and Exchange Commission on April 1, 2011
1933 Act File No. 333-96461
1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No. ____	|_|
Post-Effective Amendment No. 26	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 27	|X|

(Check appropriate box or boxes)

SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

1010 Grand Boulevard, Kansas City, MO 64106
 (Address of Principal Executive Offices) (Zip Code)

(816) 860-7000
(Registrant's Telephone Number, including Area Code)

LAWRENCE A. KNECHT, ESQ.
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO  64106
 (Name and Address of Agent for Service of Process)

With Copies to:

CONSTANCE E. MARTIN
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
|X| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on (date) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 1st day of April, 2011.

Scout Funds

By:  /s/ Andrew J. Iseman
Andrew J. Iseman, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date
/s/ James L. Moffett	Principal Executive Officer	April 1, 2011
James. L. Moffett*

/s/ C. Warren Green	Principal Financial Officer	April 1, 2011
C. Warren Green

/s/ Eric T. Jager	Trustee	April 1, 2011
Eric T. Jager*

/s/ William E. Hoffman	Trustee	April 1, 2011
William E. Hoffman*

/s/ Stephen F. Rose	Trustee	April 1, 2011
Stephen F. Rose*

/s/ William B. Greiner	Trustee	April 1, 2011
William B. Greiner*

/s/ Andrea F. Bielsker	Trustee	April 1, 2011
Andrea F. Bielsker*

* By:
/s/ C. Warren Green
C. Warren Green
Attorney-in-Fact
(Pursuant to Power of Attorney, previously filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement and incorporated herein by reference)

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase